Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Property Plant And Equipment [Abstract]
Property and Equipment, Net
4. Property and equipment, net
Property and equipment, net consists of the following:

	June 30, 2020	December 31, 2019
	(In thousands)
Leasehold improvements	$17	$17
Furniture and fixtures	397	397
Computers	127	125
Office equipment	11	11
Software	22	22

Total property and equipment	574	572
Less: accumulated depreciation	(226)	(158)

Property and equipment, net	$348	$414

Depreciation and amortization expense was $34,000 and $68,000 for the three and six months ended June 30, 2020, respectively. Depreciation and amortization expense was $28,000 and $55,000 for the three and six months ended June 30, 2019

4. Property and Equipment, Net
Property and equipment, net consists of the following:

	As of December 31,
	2019	2018
	(In thousands)
Leasehold improvements	$17	$65
Machinery and equipment	—	38
Furniture and fixtures	397	194
Computers	125	76
Office equipment	11	11
Software	22	22

Total property and equipment	572	406
Less: accumulated depreciation	(158)	(85)

Property and equipment, net	$414	$321

Depreciation expense was $0.1 million, $80,000, and $5,000 for the years ended December 31, 2019, 2018, and 2017, respectively.